<SEQUENCE>1
<FILENAME>t4122010.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2010
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           04/12/2010
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       69
                                         -------------
Form 13F Information Table Value Total:   1,312,110
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    31181  1444216 SH       Sole                  1444216
Ambassadors Group Inc          COM              023177108     1936   175225 SH       Sole                   175225
Amerisafe, Inc.                COM              03071h100      542    33100 SH       Sole                    33100
Arthur J Gallagher & Co.       COM              363576109     2654   108095 SH       Sole                   108095
Bank of the Ozarks             COM              063904106     6354   180550 SH       Sole                   180550
Bed Bath and Beyond            COM              075896100    24835   567535 SH       Sole                   567535
Berkshire Hathaway A           COM              084670108    40072      329 SH       Sole                      329
Berkshire Hathaway B           COM              084670702    15215   187215 SH       Sole                   187215
Brookfield Asset Management    COM              112585104    31102  1223533 SH       Sole                  1223533
Brown & Brown Inc.             COM              115236101    53849  3004978 SH       Sole                  3004978
CBL & Associates Properties    COM              124830100      663    48394 SH       Sole                    48394
Carmax                         COM              143130102    26474  1053890 SH       Sole                  1053890
Clarcor Inc.                   COM              179895107      222     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     6191   334825 SH       Sole                   334825
Contango Oil & Gas             COM              21075n204      535    10460 SH       Sole                    10460
Courier Corp                   COM              222660102     5735   347393 SH       Sole                   347393
Digital River                  COM              25388b104    29084   959861 SH       Sole                   959861
Donaldson Co., Inc.            COM              257651109    32793   726802 SH       Sole                   726802
EOG Resources Inc.             COM              26875p101    38772   417175 SH       Sole                   417175
Exactech Inc.                  COM              30064e109      547    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      237     3536 SH       Sole                     3536
Federated Investors            COM              314211103    23079   874863 SH       Sole                   874863
Forward Air                    COM              349853101    33043  1256388 SH       Sole                  1256388
Franklin Resources             COM              354613101    30803   277752 SH       Sole                   277752
General Electric Co            COM              369604103    13332   732522 SH       Sole                   732522
Glenville Bank Hldg Co.        COM              37908p109      234     2756 SH       Sole                     2756
Graco                          COM              384109104    19103   596955 SH       Sole                   596955
Heartland Express              COM              422347104    40158  2433815 SH       Sole                  2433815
Houston Wire & Cable Company   COM              44244K109      667    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    41041  1239899 SH       Sole                  1239899
Illinois Tool Works            COM              452308109    28505   601888 SH       Sole                   601888
Int'l Speedway                 COM              460335201      227     8800 SH       Sole                     8800
John Wiley & Sons              COM              968223206    60623  1400725 SH       Sole                  1400725
Johnson & Johnson              COM              478160104    44234   678437 SH       Sole                   678437
Joy Global Inc.                COM              481165108     6327   111800 SH       Sole                   111800
Kaydon Corp                    COM              486587108    18815   500397 SH       Sole                   500397
Knight Transportation Inc.     COM              499064103    25856  1225975 SH       Sole                  1225975
Lab Corp                       COM              50540r409    17813   235275 SH       Sole                   235275
M & T Bank Corp                COM              55261F104    16038   202041 SH       Sole                   202041
Markel Corp                    COM              570535104    51409   137214 SH       Sole                   137214
Martin Marietta Mat            COM              573284106    13095   156736 SH       Sole                   156736
McGrath Rentcorp               COM              580589109    25803  1064925 SH       Sole                  1064925
Mednax Inc.                    COM              58502b106    55649   956335 SH       Sole                   956335
Meredith Corp                  COM              589433101    39264  1141056 SH       Sole                  1141056
Micros Systems                 COM              594901100     3197    97201 SH       Sole                    97201
Mohawk Industries              COM              608190104    16266   299111 SH       Sole                   299111
NBT Bancorp Inc.               COM              628778102     1491    65176 SH       Sole                    65176
OneBeacon                      COM              G67742109     8016   464683 SH       Sole                   464683
Patterson Companies Inc.       COM              703395103    16002   515375 SH       Sole                   515375
Protective Life Corp.          COM              743674103    34206  1555545 SH       Sole                  1555545
Rofin-Sinar                    COM              775043102      534    23600 SH       Sole                    23600
Ross Stores Inc.               COM              778296103    39750   743413 SH       Sole                   743413
SCBT Financial                 COM              78401v102     3259    87981 SH       Sole                    87981
Southern National Bancorp of V COM              843395104      147    18300 SH       Sole                    18300
Steak n Shake Company          COM              857873202      344      901 SH       Sole                      901
Sterling Bancorp               COM              859158107      164    16300 SH       Sole                    16300
Strayer Education              COM              863236105     2277     9352 SH       Sole                     9352
Stryker Corp                   COM              863667101    23670   413675 SH       Sole                   413675
TCF Financial                  COM              872275102    23302  1461883 SH       Sole                  1461883
Trustco Bank Corp              COM              898349105      138    22408 SH       Sole                    22408
US Ecology, Inc.               COM              91732j102     4555   282950 SH       Sole                   282950
Watson Pharmaceuticals         COM              942683103      351     8400 SH       Sole                     8400
Websense                       COM              947684106      576    25300 SH       Sole                    25300
Westamerica Bank               COM              957090103    15372   266636 SH       Sole                   266636
White Mtns Insurance           COM              G9618E107    64889   182787 SH       Sole                   182787
Winthrop Realty Trust          COM              976391102      548    45500 SH       Sole                    45500
Xilinx Inc                     COM              983919101    14477   567734 SH       Sole                   567734
Yum Brands                     COM              988498101    38254   998014 SH       Sole                   998014
Zebra Technologies A           COM              989207105    46214  1561300 SH       Sole                  1561300